Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

November 30, 2019

ZCD-QTLY-0120
1.9881605.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$99,256
4.45% 4/1/24	3,000	3,241
4.5% 3/9/48	150,000	163,354
5.15% 11/15/46	50,000	58,710
6.2% 3/15/40	40,000	50,591
6.3% 1/15/38	50,000	64,591
Verizon Communications, Inc.:
4.862% 8/21/46	16,000	20,011
5.012% 4/15/49	37,000	47,597
5.5% 3/16/47	11,000	14,952
		522,303
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	12,842
5.95% 4/1/41	8,000	10,970
		23,812
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	49,353
5.375% 5/1/47	55,000	61,257
5.75% 4/1/48	100,000	115,796
Comcast Corp.:
3.9% 3/1/38	6,000	6,657
4.6% 8/15/45	15,000	18,181
4.65% 7/15/42	14,000	16,921
6.45% 3/15/37	15,000	21,304
Fox Corp.:
3.666% 1/25/22 (a)	4,000	4,129
4.03% 1/25/24 (a)	6,000	6,382
4.709% 1/25/29 (a)	9,000	10,214
5.476% 1/25/39 (a)	9,000	11,072
5.576% 1/25/49 (a)	6,000	7,646
Time Warner Cable, Inc.:
4% 9/1/21	80,000	81,910
5.875% 11/15/40	100,000	115,513
7.3% 7/1/38	120,000	153,883
		680,218

TOTAL COMMUNICATION SERVICES		1,226,333

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	206,883
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,049
3% 11/19/24	34,000	33,983
		49,032

TOTAL CONSUMER DISCRETIONARY		255,915

CONSUMER STAPLES - 1.7%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	145,544
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	27,000	32,394
5.45% 1/23/39	20,000	25,365
5.55% 1/23/49	204,000	270,566
5.8% 1/23/59 (Reg. S)	34,000	47,854
		521,723
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	8,000	8,237
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	77,525
		85,762
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	30,000	28,487
4.25% 8/9/42	27,000	27,177
4.5% 5/2/43	80,000	83,164
4.8% 2/14/29	216,000	238,804
Reynolds American, Inc. 7.25% 6/15/37	75,000	95,182
		472,814

TOTAL CONSUMER STAPLES		1,080,299

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	34,227
8.125% 9/15/30	26,000	33,138
Amerada Hess Corp. 7.125% 3/15/33	100,000	125,495
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	26,509
5.85% 2/1/35	25,000	30,530
Cenovus Energy, Inc.:
4.25% 4/15/27	24,000	25,201
6.75% 11/15/39	25,000	30,978
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,171
5.8% 6/1/45	10,000	12,746
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	105,000	96,600
DCP Midstream Operating LP 3.875% 3/15/23	20,000	20,300
Enbridge, Inc.:
4% 10/1/23	20,000	21,148
4.25% 12/1/26	25,000	27,251
Encana Corp.:
5.15% 11/15/41	48,000	47,971
6.625% 8/15/37	15,000	17,803
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	6,275
4.25% 3/15/23	7,000	7,277
4.95% 6/15/28	172,000	185,053
5.8% 6/15/38	12,000	13,547
6% 6/15/48	8,000	9,126
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,256
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,285
6.55% 9/15/40	65,000	81,214
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,099
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,286
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	12,000	12,041
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	18,000	18,064
4.5% 7/15/23	10,000	10,601
4.8% 2/15/29	6,000	6,496
4.875% 12/1/24	14,000	15,147
5.5% 2/15/49	17,000	18,719
Occidental Petroleum Corp.:
2.6% 8/13/21	12,000	12,059
2.7% 8/15/22	11,000	11,091
2.9% 8/15/24	35,000	35,165
3.2% 8/15/26	5,000	5,029
3.5% 8/15/29	104,000	105,020
4.3% 8/15/39	2,000	2,024
4.4% 8/15/49	92,000	93,426
5.55% 3/15/26	50,000	56,674
6.2% 3/15/40	10,000	11,883
6.6% 3/15/46	36,000	46,198
7.5% 5/1/31	40,000	52,174
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	53,000	55,359
6.9% 3/19/49	125,000	143,091
7.25% 3/17/44	110,000	131,622
Petroleos Mexicanos:
5.625% 1/23/46	22,000	19,429
6.35% 2/12/48	315,000	297,212
6.49% 1/23/27 (a)	20,000	21,050
6.5% 3/13/27	20,000	20,930
6.75% 9/21/47	210,000	207,113
6.84% 1/23/30 (a)	378,000	396,333
7.69% 1/23/50 (a)	15,000	16,080
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	192,824
3.6% 11/1/24	10,000	10,204
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,619
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	53,704
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	74,935
5.75% 6/24/44	35,000	40,115
Western Gas Partners LP:
4.65% 7/1/26	35,000	34,903
4.75% 8/15/28	6,000	5,817
5.375% 6/1/21	48,000	49,420
Williams Partners LP 4.3% 3/4/24	100,000	105,625
		3,359,682
FINANCIALS - 12.2%
Banks - 5.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	116,430
3.5% 4/19/26	160,000	169,834
3.705% 4/24/28 (b)	29,000	30,934
3.974% 2/7/30 (b)	325,000	355,266
Barclays PLC 4.375% 1/12/26	200,000	214,477
Citigroup, Inc.:
2.4% 2/18/20	62,000	62,060
3.142% 1/24/23 (b)	23,000	23,419
3.352% 4/24/25 (b)	36,000	37,320
4.3% 11/20/26	9,000	9,802
4.4% 6/10/25	81,000	87,498
4.45% 9/29/27	393,000	432,540
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	261,294
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	139,276
3.797% 7/23/24 (b)	35,000	36,817
4.35% 8/15/21	125,000	129,866
4.452% 12/5/29 (b)	300,000	339,868
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	177,688
6% 12/19/23	175,000	193,648
6.1% 6/10/23	150,000	164,335
6.125% 12/15/22	80,000	86,833
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	27,987
		3,097,192
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,468
Ares Capital Corp. 4.2% 6/10/24	63,000	65,274
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	100,134
4.1% 1/13/26	100,000	100,366
5% 2/14/22	48,000	49,935
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	171,948
3.2% 2/23/23	35,000	35,999
3.691% 6/5/28 (b)	170,000	180,217
3.75% 5/22/25	50,000	52,870
3.814% 4/23/29 (b)	75,000	80,249
6.75% 10/1/37	113,000	155,451
Moody's Corp.:
3.25% 1/15/28	10,000	10,525
4.875% 2/15/24	9,000	9,919
Morgan Stanley:
3.125% 7/27/26	271,000	280,866
3.737% 4/24/24 (b)	115,000	120,248
4.431% 1/23/30 (b)	197,000	222,182
5% 11/24/25	35,000	39,398
5.75% 1/25/21	150,000	156,260
		1,855,309
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	151,189
4.45% 4/3/26	150,000	161,324
Capital One Financial Corp.:
2.5% 5/12/20	125,000	125,227
3.8% 1/31/28	22,000	23,338
Discover Financial Services:
3.95% 11/6/24	80,000	84,925
4.1% 2/9/27	76,000	81,480
4.5% 1/30/26	74,000	80,818
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	201,021
5.584% 3/18/24	200,000	214,014
Synchrony Financial:
2.85% 7/25/22	11,000	11,107
3.95% 12/1/27	217,000	226,583
4.375% 3/19/24	13,000	13,775
5.15% 3/19/29	34,000	38,286
		1,413,087
Diversified Financial Services - 0.9%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	10,000	10,219
3.95% 7/1/24 (a)	13,000	13,480
4.375% 5/1/26 (a)	10,000	10,549
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,284
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,218
3.85% 2/1/25	85,000	89,033
4.125% 5/15/29	37,000	39,926
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	158,688
Pine Street Trust I:
4.572% 2/15/29 (a)	100,000	107,232
5.568% 2/15/49 (a)	100,000	111,734
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,356
		595,719
Insurance - 1.0%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	22,652
4.9% 3/15/49	18,000	22,823
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	195,000	195,411
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	59,079
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,158
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	86,345
Unum Group:
3.875% 11/5/25	175,000	184,161
4% 6/15/29	31,000	32,330
		651,959

TOTAL FINANCIALS		7,613,266

HEALTH CARE - 1.9%
Health Care Providers & Services - 1.5%
Centene Corp.:
4.25% 12/15/27 (a)(d)	35,000	36,006
4.625% 12/15/29 (a)(d)	55,000	57,681
4.75% 1/15/25 (a)(d)	30,000	31,166
Cigna Corp.:
3.75% 7/15/23	27,000	28,227
4.125% 11/15/25	43,000	46,398
4.375% 10/15/28	133,000	147,537
4.8% 8/15/38	21,000	24,297
4.9% 12/15/48	21,000	24,876
CVS Health Corp.:
2.625% 8/15/24	6,000	6,048
3% 8/15/26	5,000	5,117
3.25% 8/15/29	11,000	11,172
4.1% 3/25/25	55,000	59,061
4.3% 3/25/28	214,000	233,270
4.78% 3/25/38	29,000	32,941
5.05% 3/25/48	82,000	97,017
Toledo Hospital:
5.325% 11/15/28	12,000	12,908
6.015% 11/15/48	51,000	57,989
		911,711
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,871
Elanco Animal Health, Inc.:
3.912% 8/27/21	5,000	5,127
4.272% 8/28/23	18,000	18,845
4.9% 8/28/28	7,000	7,569
Mylan NV:
3.15% 6/15/21	50,000	50,573
3.95% 6/15/26	20,000	20,801
4.55% 4/15/28	20,000	21,453
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	55,249
Zoetis, Inc. 3.45% 11/13/20	15,000	15,175
		235,663

TOTAL HEALTH CARE		1,147,374

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	42,341
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	10,000	9,962
3.875% 7/3/23	38,000	39,754
4.25% 2/1/24	29,000	30,985
International Lease Finance Corp. 5.875% 8/15/22	100,000	109,120
		189,821

TOTAL INDUSTRIALS		232,162

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	108,372
6.02% 6/15/26 (a)	25,000	28,568
		136,940
MATERIALS - 0.0%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	4,000	4,385
5% 4/1/49	6,000	7,031
		11,416
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Boston Properties, Inc. 4.5% 12/1/28	19,000	21,604
Corporate Office Properties LP 5.25% 2/15/24	157,000	168,354
Duke Realty LP 3.625% 4/15/23	50,000	51,870
HCP, Inc.:
3.25% 7/15/26	4,000	4,156
3.5% 7/15/29	5,000	5,232
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	9,945
3.5% 8/1/26	10,000	10,424
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	59,506
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	154,000	154,400
4.375% 8/1/23	165,000	175,531
4.5% 1/15/25	6,000	6,356
4.75% 1/15/28	59,000	64,640
SITE Centers Corp. 4.625% 7/15/22	21,000	21,910
Store Capital Corp. 4.625% 3/15/29	9,000	9,996
Ventas Realty LP:
3% 1/15/30	59,000	58,597
3.5% 2/1/25	65,000	67,698
4% 3/1/28	11,000	11,850
WP Carey, Inc.:
4% 2/1/25	28,000	29,424
4.6% 4/1/24	50,000	53,521
		985,014
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	106,975
3.95% 11/15/27	24,000	25,256
4.1% 10/1/24	6,000	6,341
4.55% 10/1/29	10,000	10,926
Digital Realty Trust LP 4.75% 10/1/25	45,000	49,916
Liberty Property LP 4.4% 2/15/24	40,000	43,356
Mack-Cali Realty LP 3.15% 5/15/23	50,000	49,171
Tanger Properties LP 3.875% 12/1/23	140,000	144,081
		436,022

TOTAL REAL ESTATE		1,421,036

UTILITIES - 1.0%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	226,000	225,501
Edison International 5.75% 6/15/27	100,000	109,878
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,433
7.375% 11/15/31	85,000	119,109
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,389
		512,310
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	53,000	55,120
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	65,000	65,022

TOTAL UTILITIES		632,452

TOTAL NONCONVERTIBLE BONDS
(Cost $16,332,170)		17,116,875

U.S. Government and Government Agency Obligations - 30.4%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$250,000	$290,187
1% 2/15/49	196,500	227,389
U.S. Treasury Inflation-Indexed Notes:
0.25% 7/15/29	275,000	278,350
0.375% 1/15/27	355,000	381,945
0.375% 7/15/27	420,000	448,311
0.625% 1/15/26	140,000	155,181
0.75% 7/15/28	200,000	214,811
0.875% 1/15/29	433,200	467,484

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,463,658

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
2.875% 5/15/49	673,000	770,690
3% 2/15/49	1,287,000	1,506,745
U.S. Treasury Notes:
1.375% 8/31/26	400,000	391,109
1.5% 10/31/24	1,500,000	1,490,625
1.5% 11/30/24	325,000	323,146
1.625% 9/30/26	367,000	364,577
1.625% 11/30/26	1,355,000	1,346,108
1.625% 8/15/29	2,075,000	2,044,199
1.75% 11/15/29	1,150,000	1,146,990
2.125% 3/31/24	1,156,000	1,179,752
2.125% 11/30/24	2,211,000	2,261,869
2.125% 5/31/26	990,000	1,014,518
2.25% 12/31/24	595,000	612,246
2.375% 4/30/26	608,000	632,249
2.5% 2/28/26	731,000	765,123
2.75% 2/28/25	582,000	613,919

TOTAL U.S. TREASURY OBLIGATIONS		16,463,865

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,426,930)		18,927,523

U.S. Government Agency - Mortgage Securities - 4.3%
Fannie Mae - 0.0%
4.5% 1/1/49	18,436	19,420
Freddie Mac - 0.1%
4% 9/1/48 (e)(f)	74,186	77,162
Ginnie Mae - 1.7%
3% 12/1/49 (d)	100,000	102,773
3% 12/1/49 (d)	150,000	154,160
3% 12/1/49 (d)	100,000	102,773
3.5% 12/1/49 (d)	300,000	310,055
3.5% 12/1/49 (d)	200,000	206,703
3.5% 12/1/49 (d)	200,000	206,703

TOTAL GINNIE MAE		1,083,167

Uniform Mortgage Backed Securities - 2.5%
2.5% 12/1/34 (d)	400,000	403,531
3% 12/1/34 (d)	50,000	51,172
3% 12/1/49 (d)	75,000	76,061
3.5% 12/1/49 (d)	450,000	461,953
3.5% 12/1/49 (d)	250,000	256,641
3.5% 12/1/49 (d)	50,000	51,328
4% 12/1/49 (d)	225,000	233,438

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,534,124

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,706,561)		2,713,873

Asset-Backed Securities - 3.0%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$28,635	$28,853
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (a)(b)(c)(d)(g)	250,000	250,000
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	250,000	249,874
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	76,305	76,606
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	49,000	49,783
Class A2II, 4.03% 11/20/47 (a)	49,000	50,658
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	250,000	249,980
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,068
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	89,779	92,926
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	19,931	19,953
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)(d)	50,000	50,250
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	59,962	60,184
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	46,000	46,528
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	229,167	234,631
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	250,000	248,989
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	83,848	86,286
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	27,321	27,397
TOTAL ASSET-BACKED SECURITIES
(Cost $1,845,986)		1,855,966

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(b)	9,641	9,759
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	15,286	15,265
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	200,000	200,992
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	7,382	7,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $232,550)		233,390

Commercial Mortgage Securities - 2.3%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	21,000	23,769
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(c)	9,981	9,983
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(c)	76,678	76,870
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(c)	100,000	100,094
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	100,000	100,084
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	200,000	200,188
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	100,000	100,173
COMM Mortgage Trust Series 2014-CR17 Class XA, 1.1441% 5/10/47 (b)(h)	79,065	2,912
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	100,000	100,140
Series 2018-SITE Class D, 4.9414% 4/15/36 (a)(b)	100,000	103,756
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,000	15,917
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.0154% 12/15/30 (a)(b)(c)	76,000	75,952
GS Mortgage Securities Trust sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51	20,000	22,433
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,724
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,615
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.0154% 8/15/33 (a)(b)(c)	23,000	23,000
Class C, 1 month U.S. LIBOR + 1.500% 3.2654% 8/15/33 (a)(b)(c)	56,000	56,000
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	50,000	50,000
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	66,999
Series 2018-H4 Class A4, 4.31% 12/15/51	43,000	48,762
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	10,000	10,203
Class C, 3.1771% 11/10/36 (a)	10,000	10,066
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	21,726
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	24,650	24,665
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(c)	50,000	50,187
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	30,000	33,904
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.191% 8/15/47 (b)(h)	792,876	31,151
Series 2014-C25 Class A5, 3.631% 11/15/47	50,000	53,006
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,428,603)		1,433,279

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	139,309
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	134,535
TOTAL MUNICIPAL SECURITIES
(Cost $239,396)		273,844

Foreign Government and Government Agency Obligations - 0.2%
Argentine Republic 5.875% 1/11/28	$100,000	$39,700
Dominican Republic 5.95% 1/25/27 (a)	100,000	108,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $204,347)		148,325
	Shares	Value

Fixed-Income Funds - 34.7%
Fidelity Emerging Markets Debt Central Fund (i)	196,898	1,840,993
Fidelity Floating Rate Central Fund (i)	33,987	3,416,411
Fidelity Mortgage Backed Securities Central Fund (i)	106,735	11,723,782
Fidelity Specialized High Income Central Fund (i)	45,319	4,620,735
TOTAL FIXED-INCOME FUNDS
(Cost $21,476,822)		21,601,921

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.61% (j)
(Cost $1,264,143)	1,263,890	1,264,143

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	$9,034
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	5,998
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	555
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	70,000	264
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	3,564

TOTAL PUT OPTIONS			19,415

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	7,896
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	11,282
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	7,708
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	70,000	6,166
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	8,195

TOTAL CALL OPTIONS			41,247

TOTAL PURCHASED SWAPTIONS
(Cost $55,618)			60,662
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $64,213,126)			65,629,801
NET OTHER ASSETS (LIABILITIES) - (5.3)%			(3,313,936)
NET ASSETS - 100%			$62,315,865

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 12/1/34
(Proceeds $51,127)	$(50,000)	$(51,172)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	300,000	$(11,163)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(2,032)

TOTAL PUT SWAPTIONS			(13,195)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	300,000	(6,196)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(3,676)

TOTAL CALL SWAPTIONS			(9,872)

TOTAL WRITTEN SWAPTIONS			$(23,067)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	March 2020	$129,359	$490	$490
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	March 2020	862,344	430	430
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	March 2020	118,969	240	240
TOTAL FUTURES CONTRACTS					$1,160

The notional amount of futures sold as a percentage of Net Assets is 1.8%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,000	$(50)	$(71)	$(121)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(250)	(56)	(306)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	80,000	(400)	(181)	(581)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	45,000	(225)	(231)	(456)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(250)	98	(152)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	40,000	(200)	194	(6)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	20,000	(100)	(141)	(241)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	55,000	(275)	(9)	(284)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	20,000	(100)	(134)	(234)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	100,000	(500)	469	(31)

TOTAL CREDIT DEFAULT SWAPS							$(2,350)	$(62)	$(2,412)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	$40,000	$626	$0	$626
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	88,000	1,065	0	1,065

TOTAL INTEREST RATE SWAPS							$1,691	$0	$1,691

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,351,100 or 8.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,400.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $9,620.

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,642
Fidelity Emerging Markets Debt Central Fund	21,100
Fidelity Floating Rate Central Fund	40,500
Fidelity Mortgage Backed Securities Central Fund	53,500
Fidelity Specialized High Income Central Fund	49,252
Total	$170,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$1,446,075	$376,047	$--	$--	$18,871	$1,840,993	0.1%
Fidelity Floating Rate Central Fund	2,616,405	815,336	--	--	(15,330)	3,416,411	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,573,408	3,153,183	--	--	(2,809)	11,723,782	0.6%
Fidelity Specialized High Income Central Fund	3,598,954	1,032,892	--	--	(11,111)	4,620,735	0.9%
Total	$16,234,842	$5,377,458	$--	$--	$(10,379)	$21,601,921

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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